Unaudited Condensed Financial Information Of The Parent Company	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information Of The Parent Company [Abstract]
UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Investment in subsidiaries, VIE and VIE’s subsidiaries, on the Condensed Balance Sheets, is comprised of the parent company’s net investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

As of December 31,
2023
Cash and cash equivalents	$13,232
Amounts due from related parties, current	7,003,834
Prepaid expenses and other current assets	153,489
Total current assets	7,170,555
Long-term investment	-
Investment in subsidiaries, VIE and VIE’s subsidiaries	(24,731,181)
Other non-current assets	613,962
TOTAL ASSETS	$(16,946,664)

Amounts due to related parties, current portion	$-
Accrued liabilities and other current liabilities	828,417
Total current liabilities	828,417
Amounts due to related parties, non-current portion	10,987,079
TOTAL LIABILITIES	$11,815,496

Ordinary shares*(no par value; 100,000,000 Class A Ordinary Shares authorized as of December 31, 2022 and 2023, respectively; 30,000,000 and 33,048,914 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	$-
Additional paid-in capital	89,680,745
Accumulated deficit	(115,406,104)
Accumulated other comprehensive loss	(3,036,801)
Total shareholders’ deficit	(28,762,160)
TOTAL LIABILITIES AND SHAREHOLDERS’DEFICIT	(16,946,664)

*	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.

Unaudited Condensed Statements of Comprehensive Loss

From January 4,
2023 to December 31,
2023
General and administrative expenses	$(4,304,035)
Interest expenses	(58,861)
Loss from operations	(4,362,896)
Loss of subsidiaries, VIE and VIE’s subsidiaries	(24,592,787)
Income tax expense	-
Net loss	$(28,955,683)
Other comprehensive loss:
Foreign currency translation income, net of nil income taxes	420,843
Total comprehensive loss	$(28,534,840)

Unaudited Condensed Statements of Cash Flows

From January 4,
2023 to December 31,
2023
Net cash used in operating activities	$(4,781,615)
Net cash used in investing activities	-
Net cash provided by financing activities	4,794,847
Net increase in cash and cash equivalents	13,232
Cash and cash equivalents, at beginning of period	-
Cash and cash equivalents, at end of year	$13,232